Income Taxes (Details) - Schedule of net deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of net deferred tax assets and liabilities [Abstract]
Net operating loss carryforwards	$ 72,867	$ 57,092
Allowance for losses on finance receivables	6,318	2,283
Research and development credit	1,173	1,173
Stock compensation	326	206
Legal reserve	465
Other	2,317	387
Total deferred tax assets, gross	83,466	61,141
Less: valuation allowance	(81,860)	(59,099)
Total deferred tax assets, net	1,606	2,042
Deferred finance receivable fees and costs, net	(261)	(154)
Depreciation of furniture and equipment	(1,312)	(1,888)
Other	(33)
Total deferred tax liabilities	(1,606)	(2,042)
Total deferred tax assets (liabilities), net